CONVERTIBLE DEBT (Details 1) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021
Convertible Debt
Convertible Notes		$ 46,242	$ 41,887		$ 41,887
Accrued interest	[1]		2,898
Subtotal			44,785
Loan discount costs		(750)	(857)
Total Convertible Notes			43,928
Total Convertible Notes		$ 45,492	$ 43,928	$ 41,343

[1]	The accrued interest will accrete to principal value by the end of the term, December 30, 2024.